Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year	$ 1,597,912	$ 1,236,026	$ 971,364
Sale of oil and natural gas produced, net of production costs	(346,627)	(374,300)	(275,939)
Net changes in prices and production costs	(206,640)	538,466	512,006
Extensions and discoveries	224,903	224,027	166,330
Improved recoveries	14,204	17,969	69,181
Changes in future development costs	(18,184)	(238,881)	(236,031)
Development costs incurred during the period that reduced future development costs	118,502	166,161	84,327
Revisions of previous quantity estimates	(192,894)	77,588	(66,781)
Purchases and sales of reserves in place, net	(54,070)	(40,662)	63,205
Accretion of discount	214,794	169,679	124,480
Net change in income taxes	166,238	(177,142)	(181,858)
Changes in production rates and other	5,543	(1,019)	5,742
End of year	$ 1,523,681	$ 1,597,912	$ 1,236,026